Operating Leases - Summary of Non-Cancelable Operating Leases are Payable and Receivable (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of finance lease and operating lease by lessee [line items]
Lessee	$ (2,483)	$ (2,100)
Sublease	811	763
Lessor	18	13
Net lease obligations	(1,654)	(1,324)
Less than 1 year [member]
Disclosure of finance lease and operating lease by lessee [line items]
Lessee	(475)	(210)
Sublease	149	127
Lessor	3	2
Net lease obligations	(323)	(181)
Between 1 and 5 years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Lessee	(1,237)	(1,009)
Sublease	451	425
Lessor	9	7
Net lease obligations	(777)	(577)
Greater than 5 years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Lessee	(771)	(781)
Sublease	211	211
Lessor	6	4
Net lease obligations	$ (554)	$ (566)